TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

NOTE 16 - TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

Parties considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

A.	Transactions:

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Subcontracted work and consulting	748	823	672
Share-based payments to service provider	56	118	67
	804	941	739

B.	Balances:

	As of December 31,
	2022	2021
	USD in thousands
Other accounts payable	63	75
	63	75